Capital Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	132,340,872	129,269,826
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	27,142,210	23,637,693
Options Available for Future Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	8,423,574	12,793,550
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	89,012,588	47,187,929
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	7,762,500	45,650,654